As filed with the Securities and Exchange Commission on 2/28/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Rockland Small Cap Growth Fund
Schedule of Investments (Unaudited)
December 31, 2006

Shares		Value
	COMMON STOCKS - 100.0%
	Commercial Services - 7.4%
3,700	Avocent Corporation (a)	$125,245
10,100	Corrections Corporation of America (a)	456,823
9,200	Focus Media Holding Limited - ADR (a) (b)	610,788
21,400	Forrester Research, Inc. (a)	580,154
14,000	Korn/Ferry International (a)	321,440
33,600	Ness Technologies Inc. (a)	479,136
12,600	Perficient, Inc. (a)	206,766
8,000	Riverbed Technology, Inc. (a)	245,600
		3,025,952
	Communications - 4.0%
25,000	Acme Packet, Inc. (a)	516,000
19,250	Cbeyond Communications, Inc. (a)	588,857
13,500	ICT Group, Inc. (a)	426,465
5,000	RADVision Ltd. (a) (b)	100,400
		1,631,722
	Computers & Peripherals - 1.7%
22,700	Rackable Systems Inc. (a)	703,019
	Consumer Durables - 2.2%
25,100	Herman Miller, Inc.	912,636
	Consumer Non-Durables - 11.0%
34,450	Crocs, Inc. (a)	1,488,240
47,600	Iconix Brand Group, Inc. (a)	922,964
20,900	J. Crew Group, Inc. (a)	805,695
18,100	The Men's Wearhouse, Inc.	692,506
12,400	Under Armour, Inc. - Class A (a)	625,580
		4,534,985
	Electronics - 1.9%
18,100	Dolby Laboratories Inc. - Class A (a)	561,462
7,600	II-VI Incorporated (a)	212,344
		773,806
	Financial Services - 9.1%
83,334	ECapital Financial Corporation (Acquired 3/15/01; Cost $167) (a) (c)	417
14,500	GFI Group Inc. (a)	902,770
8,500	Heartland Payment Systems, Inc.	240,125
25,000	International Securities Exhange Holdings, Inc.	1,169,750
24,600	Knight Capital Group, Inc. (a)	471,582
4,800	Tower Group, Inc.	149,136
22,600	VeriFone Holdings, Inc. (a)	800,040
		3,733,820
	Health Care Services & Supplies - 9.7%
32,800	AMN Healthcare Services, Inc. (a)	903,312
25,000	Genomic Health, Inc. (a)	465,000
10,000	Healthcare Services Group, Inc.	289,600
14,600	Healthspring, Inc. (a)	297,110
10,000	Nighthawk Radiology Holdings, Inc. (a)	255,000
9,800	Radiation Therapy Services, Inc. (a)	308,896
21,500	WellCare Health Plans Inc (a)	1,481,350
		4,000,268
	Housing - 0.7%
5,000	Desarrolladora Homex S.A. de C.V. - ADR (a) (b)	295,350

Shares		Value
	Internet Services - 13.7%
41,900	24/7 Real Media, Inc. (a)	$379,195
8,700	Baidu.com, Inc. - ADR (a) (b)	980,664
17,100	Digital River, Inc. (a)	954,009
15,000	Equinix, Inc. (a)	1,134,300
30,000	Gmarket Inc. - ADR (a) (b)	718,800
10,000	The Knot, Inc. (a)	262,400
15,000	Priceline.com Incorporated (a)	654,150
49,400	RealNetworks, Inc. (a)	540,436
		5,623,954
	Machinery - 0.7%
5,000	AAR CORP. (a)	145,950
2,500	Lincoln Electric Holdings, Inc.	151,050
		297,000
	Medical Products - 3.3%
6,000	ICON plc - ADR (a) (b)	226,200
5,200	Illumina, Inc. (a)	204,412
18,600	Palomar Medical Technologies, Inc. (a)	942,462
		1,373,074
	Oil & Gas Services - 6.7%
5,000	Allis-Chalmers Energy Inc. (a)	115,200
20,000	Bolt Technology Corporation (a)	446,000
14,200	Core Laboratories N.V. (a) (b)	1,150,200
4,000	Dril-Quip, Inc. (a)	156,640
4,000	Oceaneering International, Inc. (a)	158,800
12,900	Trico Marine Service, Inc. (a)	494,199
5,000	W-H Energy Services, Inc. (a)	243,450
		2,764,489
	Retail - 7.4%
2,000	Chipotle Mexican Grill, Inc. (a)	114,000
3,000	Dick's Sporting Goods, Inc. (a)	146,970
21,150	Guess?, Inc. (a)	1,341,545
7,100	Home Inns & Hotels Managemenet, Inc. - ADR (a) (b)	266,534
24,400	LIFE TIME FITNESS, Inc. (a)	1,183,644
		3,052,693
	Semiconductors - 10.6%
25,300	Intevac, Inc. (a)	656,535
55,900	NetList, Inc. (a)	543,348
18,600	Sigma Designs, Inc. (a)	473,370
9,900	Silicon Image, Inc. (a)	125,928
15,000	Techwell, Inc. (a)	240,900
51,200	Ultra Clean Holdings, Inc. (a)	632,320
36,900	Varian Semiconductor Equipment Associates, Inc. (a)	1,679,688
		4,352,089
	Software - 8.9%
30,500	Kenexa Corporation (a)	1,014,430
46,000	PeopleSupport Inc. (a)	968,300
75,000	VASCO Data Security Intnernational, Inc. (a)	888,750
47,450	Vocus, Inc. (a)	797,160
		3,668,640
	Transportation - 1.0%
6,500	American Commercial Lines Inc. (a)	425,815
	TOTAL COMMON STOCKS (Cost $34,795,848)	$41,169,312

Principal
Amount			Value
	SHORT TERM INVESTMENTS - 0.0%
	Variable Rate Demand Notes (d) - 0.0%
$674	Wisconsin Corporate Central Credit Union - 4.99%		$674
	TOTAL SHORT TERM INVESTMENTS (Cost $674)		674
	Total Investments (Cost $34,796,522) - 100.0%		41,169,986
	Other Assets in Excess of Liabilities - 0.0%		3,192
	TOTAL NET ASSETS - 100.0%		$41,173,178

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security - acquired through private placement.
(d)	Variable rate security. The rate listed is as of December 31, 2006.

The cost basis of investments for federal income tax purposes at Deecember 31, 2006 was as follows*:

Cost of investments		$34,796,522
Gross unrealized appreciation		$6,859,175
Gross unrealized depreciation		(485,711)
Net unrealized appreciation		$6,373,464

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on the review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Rockland Funds Trust

By (Signature and Title) _/s/ Richard Gould
Richard Gould, President

Date 2/26/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Richard Gould
Richard Gould, President and Treasurer

Date 2/26/2007